Malta Grant (Details)		6 Months Ended		12 Months Ended
	Jan. 25, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 25, 2022 EUR (€)	Jan. 25, 2022 USD ($)	Jul. 31, 2020 EUR (€)	Jul. 31, 2020 USD ($)
Borrowings
Maximum Amount Grant								€ 200,000	$ 251,000
Requirement Of Initial Capital Amount								50,000	62,000
Reimbursement Of Grant For Initial Capital Amount								50,000	62,000
Percentage of Aid Intensity to Cover Eligible Wage Cost	75.00%
Expenses Incurred For Grant				$ 0	$ 0
Remaining Reimbursement Amount of Grant For Operating expenses Incurred Up To 12 Months from Incorporation								150,000	190,000
Malta Grant Agreement
Borrowings
Maximum Amount Grant						€ 100,000	$ 107,000	200,000	251,000
Estimated amount of grant						€ 136,568	$ 146,493
Requirement Of Initial Capital Amount								50,000	62,000
Reimbursement Of Grant For Initial Capital Amount								50,000	62,000
Percentage of Aid Intensity to Cover Eligible Wage Cost	75.00%
Expenses Incurred For Grant	$ 0	$ 0	$ 0
Remaining Reimbursement Amount of Grant For Operating expenses Incurred Up To 12 Months from Incorporation								€ 150,000	$ 190,000
Repayment of advances received from government				$ 0
Amounts received from grants		$ 0